SCHEDULE OF VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Balance as of beginning of the period	$ 35,174	$ 35,174
Current period change	110,176
Effect of foreign currency translation	19,016
Balance as of end of the period	$ 164,366	$ 35,174